The Prudential Insurance Company of America	Jordan K. Thomsen
Vice President, Corporate Counsel

The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193
jordan.thomsen@prudential.com
May 1, 2019

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Prudential Variable Appreciable Account (Registration No. 033-20000)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 42 and (ii) that the text of Post-Effective Amendment No. 42 was filed electronically on April 10, 2019 (Accession No. 0000828972-19-000013).

By: /s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President, Corporate Counsel
The Prudential Insurance Company of America

via EDGAR